UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Strategic Advisers® Core Income Fund
(formerly PAS Core Income Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS Core Income Fund of Funds® into Strategic Advisers® Core Income Fund was completed after the close of business on August 20, 2010.

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Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 1,062.50	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations, effective August 23, 2010, had been in effect during the entire period, the annualized expense ratio would have been .02% and the expenses paid in the actual and hypothetical examples above would have been $.10 and $.10, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Administrative Class	30.0	28.9
Fidelity Total Bond Fund	15.2	18.8
Fidelity Investment Grade Bond Fund	12.8	12.1
Metropolitan West Total Return Bond Fund Class M	8.1	7.7
Fidelity Intermediate Bond Fund	7.4	8.1
Western Asset Core Plus Bond Portfolio	7.2	7.1
T. Rowe Price New Income Fund Advisor Class	5.6	6.2
Fidelity U.S. Bond Index Fund	4.4	4.2
Western Asset Core Bond Portfolio Class F	2.1	0.0
Templeton Global Bond Fund Class A	2.0	0.0
	94.8
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Intermediate-Term Bond Funds 97.1%	Intermediate-Term Bond Funds 96.2%
Short-Term Funds and Net Other Assets 2.0%	Short-Term Funds and Net Other Assets 2.0%
High Yield Fixed-Income Funds 0.5%	High Yield Fixed-Income Funds 1.3%
Sector Funds 0.4%	Sector Funds 0.5%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 98.0%
	Shares	Value
High Yield Fixed-Income Funds - 0.5%
Fidelity Focused High Income Fund (a)	1,779,916	$ 16,357,424
Intermediate-Term Bond Funds - 97.1%
Fidelity Intermediate Bond Fund (a)	21,538,924	231,328,041
Fidelity Investment Grade Bond Fund (a)	53,986,810	403,281,472
Fidelity Total Bond Fund (a)	43,229,928	477,690,709
Fidelity U.S. Bond Index Fund (a)	11,737,268	136,973,920
Loomis Sayles Bond Fund Retail Class	2,270,155	31,237,327
Metropolitan West Total Return Bond Fund Class M	23,994,302	255,299,374
PIMCO Total Return Fund Administrative Class	81,592,091	941,572,726
T. Rowe Price New Income Fund Advisor Class	17,981,168	175,316,384
Templeton Global Bond Fund Class A	4,651,580	61,633,437
Westcore Plus Bond Fund	3,815,086	41,775,191
Western Asset Core Bond Portfolio Class F	5,819,396	66,923,058
Western Asset Core Plus Bond Portfolio	20,591,813	224,862,599
TOTAL INTERMEDIATE-TERM BOND FUNDS		3,047,894,238
Sector Funds - 0.4%
Fidelity Real Estate Income Fund (a)	1,161,623	11,616,230
TOTAL FIXED-INCOME FUNDS (Cost $2,867,632,354)		3,075,867,892
Short-Term Funds - 2.0%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $60,917,215)	5,305,922	61,601,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,928,549,569)		3,137,469,642
NET OTHER ASSETS (LIABILITIES) - 0.0%		931,983
NET ASSETS - 100%		$ 3,138,401,625
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Focused High Income Fund	$ 557,174
Fidelity Intermediate Bond Fund	3,937,269
Fidelity Investment Grade Bond Fund	5,898,535
Fidelity New Markets Income Fund	33,480
Fidelity Real Estate Income Fund	260,248
Fidelity Total Bond Fund	9,340,499
Fidelity U.S. Bond Index Fund	1,879,032
Total	$ 21,906,237
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 18,741,343	$ 1,024,319	$ 3,492,334	$ 16,357,424
Fidelity Intermediate Bond Fund	213,541,617	20,471,683	11,896,697	231,328,041
Fidelity Investment Grade Bond Fund	319,196,192	68,149,724	-	403,281,472
Fidelity New Markets Income Fund	15,961,503	-	16,288,080	-
Fidelity Real Estate Income Fund	14,058,490	260,248	3,492,334	11,616,230
Fidelity Total Bond Fund	498,522,143	23,693,793	64,312,444	477,690,709
Fidelity U.S. Bond Index Fund	110,754,029	20,812,782	-	136,973,920
Total	$ 1,190,775,317	$ 134,412,549	$ 99,481,889	$ 1,277,247,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $5,269,698 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $1,735,575,985)	$ 1,860,221,846
Affiliated Underlying Funds (cost $1,192,973,584)	1,277,247,796
Total Investments (cost $2,928,549,569)		$ 3,137,469,642
Cash		15
Receivable for fund shares sold		4,707,755
Total assets		3,142,177,412

Liabilities
Payable for investments purchased	$ 1,684,533
Payable for fund shares redeemed	2,053,311
Distributions payable	29,634
Other affiliated payables	6,157
Other payables and accrued expenses	2,152
Total liabilities		3,775,787

Net Assets		$ 3,138,401,625
Net Assets consist of:
Paid in capital		$ 2,933,213,034
Undistributed net investment income		326,523
Accumulated undistributed net realized gain (loss) on investments		(4,058,005)
Net unrealized appreciation (depreciation) on investments		208,920,073
Net Assets, for 291,851,594 shares outstanding		$ 3,138,401,625
Net Asset Value, offering price and redemption price per share ($3,138,401,625 ÷ 291,851,594 shares)		$ 10.75

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 30,415,971
Affiliated		21,906,237
Total Income		52,322,208

Expenses
Management fee	$ 3,648,467
Accounting fees and expenses	6,157
Custodian fees and expenses	464
Independent trustees' compensation	11,272
Registration fees	1,200
Audit	489
Miscellaneous	61,000
Total expenses before reductions	3,729,049
Expense reductions	(3,718,301)	10,748
Net investment income (loss)		52,311,460
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(94,095)
Affiliated	4,368,244
Realized gain distributions from affiliated underlying funds	467,145	4,741,294
Change in net unrealized appreciation (depreciation) on underlying funds		124,016,893
Net gain (loss)		128,758,187
Net in net assets resulting from operations		$ 181,069,647

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,311,460	$ 69,992,359
Net realized gain (loss)	4,741,294	11,779,893
Change in net unrealized appreciation (depreciation)	124,016,893	150,653,948
Net in net assets resulting from operations	181,069,647	232,426,200
Distributions to shareholders from net investment income	(52,341,908)	(70,122,296)
Distributions to shareholders from net realized gain	-	(5,754,796)
Total distributions	(52,341,908)	(75,877,092)
Share transactions Proceeds from sales of shares	659,584,089	1,971,896,368
Reinvestment of distributions	52,229,464	75,683,208
Cost of shares redeemed	(349,333,578)	(285,227,731)
Net increase (decrease) in net assets resulting from share transactions	362,479,975	1,762,351,845
Total increase (decrease) in net assets	491,207,714	1,918,900,953

Net Assets
Beginning of period	2,647,193,911	728,292,958
End of period (including undistributed net investment income of $326,523 and undistributed net investment income of $356,971, respectively)	$ 3,138,401,625	$ 2,647,193,911
Other Information Shares
Sold	63,156,521	198,017,148
Issued in reinvestment of distributions	4,967,280	7,604,701
Redeemed	(33,385,809)	(29,234,500)
Net increase (decrease)	34,737,992	176,387,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 9.02	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.188	.488	.509	.207
Net realized and unrealized gain (loss)	.450	1.326	(.950)	.132
Total from investment operations	.638	1.814	(.441)	.339
Distributions from net investment income	(.188)	(.504)	(.499)	(.222) I
Distributions from net realized gain	-	(.030)	(.130)	(.027) I
Total distributions	(.188)	(.534)	(.629)	(.249)
Net asset value, end of period	$ 10.75	$ 10.30	$ 9.02	$ 10.09
Total Return B, C	6.25%	20.54%	(4.41)%	3.42%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of contractual waivers	.00% A,H	.00%	.00%	.00% A
Expenses net of all reductions	.00% A,H	.00%	.00%	.00% A
Net investment income (loss)	3.56% A	4.93%	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,138,402	$ 2,647,194	$ 728,293	$ 746,712
Portfolio turnover rate E	8% A	10%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than .01%.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers Core Income Fund (the Fund) (formerly PAS Core Income Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This excise tax was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,347,613
Gross unrealized depreciation	(317,023)
Net unrealized appreciation (depreciation)	$ 205,030,590

Tax cost	$ 2,932,439,052

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $475,119,817 and $113,150,195, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed .60% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any active sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. This waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Sub-Adviser. In March, 2010, the Board of Trustees approved the appointment of Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Strategic Advisers, as a sub-adviser to the Fund. As of the date of this report, however, FIMM has not been allocated any portion of the Fund's assets. FIMM in the future will provide discretionary investment advisory services for an allocated portion of the Fund's assets.

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

Prior to August 23, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund had agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,855 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit. Effective September 8, 2010 the Fund resumed participation in the line of credit.

6. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010 Strategic Advisers had contractually agreed to reimburse the Fund to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $3,659,156.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS Core Income Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS Core Income Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS Core Income Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS Core Income Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisers under the Advisory Contracts is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (Hong Kong) Limited, FIL Investment Advisors, and FIL Investment Advisors (U.K.) Ltd. (Strategic Advisers, together with the sub-advisers, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers, including each sub-adviser.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid to each sub-adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 0.60%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SSC-SANN-1010
1.912889.100

Strategic Advisers® Income Opportunities Fund

(formerly PAS Income Opportunities
Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS Income Opportunities Fund of Funds® into Strategic Advisers® Income Opportunities Fund was completed after the close of business on August 20, 2010.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 1,054.50	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations, effective August 23, 2010, had been in effect during the entire period, the annualized expense ratio would have been .04% and the expenses paid in the actual and hypothetical examples above would have been $.21 and $.20, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Capital & Income Fund	29.3	30.4
T. Rowe Price High Yield Fund Advisor Class	24.0	22.9
Fidelity High Income Fund	13.9	13.0
PIMCO High Yield Fund Administrative Class	9.1	1.9
MainStay High Yield Corporate Bond Fund Class A	5.9	10.6
BlackRock High Yield Bond Portfolio Investor A Class	4.6	6.2
Fidelity Advisor High Income Fund Institutional Class	4.3	5.4
Fidelity Advisor High Income Advantage Fund Institutional Class	3.2	4.7
Goldman Sachs High Yield Fund Class A	3.2	4.9
Janus High-Yield Fund Class T	1.9	0.0
	99.4
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
High Yield Fixed-Income Funds 100.0%	High Yield Fixed-Income Funds 100.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	9,569,962	$ 69,860,723
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	5,567,219	48,880,186
Fidelity Advisor High Income Fund Institutional Class (a)	7,961,330	65,760,587
Fidelity Capital & Income Fund (a)	51,071,021	445,339,304
Fidelity Focused High Income Fund (a)	951,648	8,745,645
Fidelity High Income Fund (a)	24,361,620	210,240,778
Goldman Sachs High Yield Fund Class A	6,886,459	48,411,806
Janus High-Yield Fund Class T	3,386,784	29,295,680
MainStay High Yield Corporate Bond Fund Class A	15,612,961	89,930,655
PIMCO High Yield Fund Administrative Class	15,291,735	138,543,118
T. Rowe Price High Yield Fund Advisor Class	55,924,150	365,184,702
TOTAL FIXED-INCOME FUNDS (Cost $1,474,364,641)		1,520,193,184
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,474,364,641)		1,520,193,184
NET OTHER ASSETS (LIABILITIES) - 0.0%		92,718
NET ASSETS - 100%		$ 1,520,285,902
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 1,160,670
Fidelity Advisor High Income Fund Institutional Class	1,726,171
Fidelity Capital & Income Fund	9,413,259
Fidelity Focused High Income Fund	154,548
Fidelity High Income Fund	4,696,678
Total	$ 17,151,326
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 36,255,661	$ 12,957,502	$ 534,598	$ 48,880,186
Fidelity Advisor High Income Fund Institutional Class	41,885,958	23,705,135	1,069,196	65,760,587
Fidelity Capital & Income Fund	233,492,098	215,790,882	4,811,380	445,339,304
Fidelity Focused High Income Fund	-	8,749,642	-	8,745,645
Fidelity High Income Fund	99,776,479	111,350,161	2,672,989	210,240,778
Total	$ 411,410,196	$ 372,553,322	$ 9,088,163	$ 778,966,500
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at reporting Date:
Description Investments in Securities	Total	Level 1	Level 2	Level 3
Fixed-Income Funds	$ 1,520,193,184	$ 1,490,897,504	$ 29,295,680	$ -
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $1,319,950 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $729,651,892)	$ 741,226,684
Affiliated Underlying Funds (cost $744,712,749)	778,966,500
Total Investments (cost $1,474,364,641)		$ 1,520,193,184
Cash		11
Receivable for fund shares sold		2,045,733
Total assets		1,522,238,928

Liabilities
Payable for investments purchased	$ 1,013,243
Payable for fund shares redeemed	908,624
Distributions payable	26,479
Other affiliated payables	3,241
Other payables and accrued expenses	1,439
Total liabilities		1,953,026

Net Assets		$ 1,520,285,902
Net Assets consist of:
Paid in capital		$ 1,478,707,259
Undistributed net investment income		292,702
Accumulated undistributed net realized gain (loss) on investments		(4,542,602)
Net unrealized appreciation (depreciation) on investments		45,828,543
Net Assets, for 162,435,409 shares outstanding		$ 1,520,285,902
Net Asset Value, offering price and redemption price per share ($1,520,285,902 ÷ 162,435,409 shares)		$ 9.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 18,063,587
Affiliated		17,151,326
Total income		35,214,913

Expenses
Management fee	$ 1,283,333
Accounting fees and expenses	3,241
Custodian fees and expenses	488
Independent trustees' compensation	3,851
Registration fees	636
Audit	489
Miscellaneous	372
Total expenses before reductions	1,292,410
Expense reductions	(1,286,952)	5,458
Net investment income (loss)		35,209,455
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	25,068
Affiliated	(87,253)
Realized gain distributions from affiliated underlying funds	199,424	137,239
Change in net unrealized appreciation (depreciation) on underlying funds		12,386,377
Net gain (loss)		12,523,616
Net in net assets resulting from operations		$ 47,733,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,209,455	$ 50,331,796
Net realized gain (loss)	137,239	1,691,860
Change in net unrealized appreciation (depreciation)	12,386,377	204,751,234
Net in net assets resulting from operations	47,733,071	256,774,890
Distributions to shareholders from net investment income	(35,090,430)	(50,585,855)
Distributions to shareholders from net realized gain	(429,883)	(804,246)
Total distributions	(35,520,313)	(51,390,101)
Share transactions Proceeds from sales of shares	822,683,722	376,793,550
Reinvestment of distributions	35,431,476	51,246,991
Cost of shares redeemed	(118,794,793)	(346,624,426)
Net increase (decrease) in net assets resulting from share transactions	739,320,405	81,416,115
Total increase (decrease) in net assets	751,533,163	286,800,904

Net Assets
Beginning of period	768,752,739	481,951,835
End of period (including undistributed net investment income of $292,702 and undistributed net investment income of $173,677, respectively)	$ 1,520,285,902	$ 768,752,739
Other Information Shares
Sold	87,759,757	47,658,068
Issued in reinvestment of distributions	3,791,390	6,163,613
Redeemed	(12,723,262)	(44,147,442)
Net increase (decrease)	78,827,885	9,674,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31,2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 6.52	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.319	.648	.660	.302
Net realized and unrealized gain (loss)	.177	2.684	(2.753)	(.728)
Total from investment operations	.496	3.332	(2.093)	(.426)
Distributions from net investment income	(.321)	(.652)	(.657)	(.304)
Distributions from net realized gain	(.005)	(.010)	-	-
Total distributions	(.326)	(.662)	(.657)	(.304)
Net asset value, end of period	$ 9.36	$ 9.19	$ 6.52	$ 9.27
Total Return B, C	5.45%	52.61%	(23.54)%	(4.34)%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.26%	.25% A
Expenses net of contractual waivers	.00% A,H	.00%	.00%	.00% A
Expenses net of all reductions	.00% A,H	.00%	.00%	.00% A
Net investment income (loss)	6.80% A	7.88%	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,520,286	$ 768,753	$ 481,952	$ 387,233
Portfolio turnover rate E	3% A	32%	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) (formerly PAS Income Opportunities Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,340,650
Gross unrealized depreciation	(25,000,593)
Net unrealized appreciation (depreciation)	$ 42,340,057

Tax cost	$ 1,477,853,127

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $756,935,849 and $17,819,925, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed .75% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. This waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

Prior to August 23, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund had agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $372 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit. Effective September 8, 2010, the Fund resumed participation in the line of credit.

6. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010 Strategic Advisers had contractually agreed to reimburse the Fund to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,286,952.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS Income Opportunities Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS Income Opportunities Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS Income Opportunities Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS Income Opportunities Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contract and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) under the Advisory Contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both proprietary fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by Strategic Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 0.75%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SRQ-SANN-1010
1.912883.100

Strategic Advisers® International Fund

(formerly PAS International Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS International Fund of Funds® into Strategic Advisers® International Fund was completed after the close of business on August 20, 2010.

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Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 979.60	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations, effective August 23, 2010, had been in effect during the entire period, the annualized expense ratio would have been .03% and the expenses paid in the actual and hypothetical examples above would have been $.15 and $.15, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Harbor International Fund Retirement Class	9.2	7.9
Fidelity International Discovery Fund	7.6	6.8
Manning & Napier Fund, Inc. World Opportunities Series Class A	7.0	6.7
Fidelity Diversified International Fund	5.8	6.1
MFS Research International Fund A Shares	5.7	5.4
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	5.5	6.0
Causeway International Value Fund Investor Class	5.5	4.5
William Blair International Growth Fund Class N	5.1	3.2
Oakmark International Fund Class I	4.3	3.7
Thornburg International Value Fund Class A	4.3	3.0
	60.0
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Foreign Large Blend Funds 47.1%	Foreign Large Blend Funds 49.2%
Foreign Large Value Funds 19.9%	Foreign Large Value Funds 20.9%
Foreign Large Growth Funds 16.7%	Foreign Large Growth Funds 13.2%
Other 7.4%	Other 7.4%
Foreign Small Mid Value Funds 7.0%	Foreign Small Mid Value Funds 7.1%
Sector Funds 1.9%	Sector Funds 2.2%
Foreign Small Mid Growth Funds 0.0%*	Foreign Small Mid Growth Funds 0.0%*
International Equity Funds 0.0%*	International Equity Funds 0.0%*
Short-Term Funds and Net Other Assets 0.0%*	Short-Term Funds and Net Other Assets 0.0%*

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

* Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 47.1%
American EuroPacific Growth Fund Class F-1	4,070,214	$ 145,713,672
Artio International Equity Fund II Class A	12,447,281	133,932,749
Fidelity Canada Fund (a)	2,161,332	107,396,602
Fidelity International Discovery Fund (a)	19,881,563	552,508,625
GE Institutional International Equity Fund Service Class	26,132,218	258,186,310
Harbor International Fund Retirement Class	13,128,703	661,161,503
Henderson International Opportunities Fund Class A	8,502,721	153,814,215
iShares MSCI EAFE Index ETF	612,700	30,604,365
Manning & Napier Fund, Inc. World Opportunities Series Class A	67,405,557	505,541,674
Masters' Select International Fund Investor Class	5,578	70,232
MFS Research International Fund A Shares	31,664,477	409,421,683
SSgA International Stock Selection Fund Institutional Class	15,226,524	134,145,674
Thornburg International Value Fund Class A	12,915,115	307,379,729
TOTAL FOREIGN LARGE BLEND FUNDS		3,399,877,033
Foreign Large Growth Funds - 16.7%
AIM International Growth Fund Class A	3,714,330	87,843,914
Fidelity Diversified International Fund (a)	16,336,416	418,375,626
Fidelity International Capital Appreciation Fund (a)	4,979,532	53,330,782
Scout International Fund	8,678,828	238,754,549
T. Rowe Price International Stock Fund Advisor Class	2,746,433	33,369,157
William Blair International Growth Fund Class N	19,791,077	370,686,867
TOTAL FOREIGN LARGE GROWTH FUNDS		1,202,360,895
Foreign Large Value Funds - 19.9%
Causeway International Value Fund Investor Class	37,243,843	397,019,371
MFS International Value Fund A Shares	10,391,561	224,769,455
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	33,939,357	400,823,804
Oakmark International Fund Class I	18,549,777	309,410,283
Quant Foreign Value Fund Ordinary Shares	9,413,280	107,123,131
TOTAL FOREIGN LARGE VALUE FUNDS		1,439,146,044
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	$ 1,046
Neuberger Berman International Fund Trust Class	373	5,998
TOTAL FOREIGN SMALL MID GROWTH FUNDS		7,044
Foreign Small Mid Value Funds - 7.0%
Artisan International Value Fund Investor Class	12,369,250	279,421,365
Morgan Stanley International Small Cap Portfolio Class P	7,196,192	78,654,383
Third Avenue International Value Fund	10,228,267	146,877,916
TOTAL FOREIGN SMALL MID VALUE FUNDS		504,953,664
International Equity Funds - 0.0%
Henderson European Focus Fund Class A	38	876
Sector Funds - 1.9%
ING International Real Estate Fund Class A	14,466,722	112,117,093
SPDR DJ Wilshire International Real Estate ETF	706,300	24,925,327
TOTAL SECTOR FUNDS		137,042,420
Other - 7.4%
Acadian Emerging Market Portfolio Institutional Class	1,451,061	24,697,064
Fidelity Japan Fund (a)	11,517,411	112,755,455
Fidelity Japan Smaller Companies Fund (a)	5,596,807	44,102,843
GMO Emerging Countries Fund Class M	654,272	6,307,183
iShares MSCI Australia Index ETF	2,947,300	62,129,084
iShares MSCI Emerging Markets Index ETF	2,344,300	93,936,101
iShares MSCI Japan Index ETF	9,510,100	89,204,738
iShares MSCI Pacific ex-Japan Index ETF	1,563,200	61,511,920
Lazard Emerging Markets Equity	56	1,075
Matthews Pacific Tiger Fund Class I	14,986	310,208
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,066,328
SSgA Emerging Markets Fund	49	938
Wintergreen Fund	2,541,069	31,178,914
TOTAL OTHER		532,201,851
TOTAL EQUITY FUNDS (Cost $7,406,611,976)		7,215,589,827
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Select Money Market Portfolio (a) (Cost $5,261)	5,261	$ 5,261
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,406,617,237)		$ 7,215,595,088
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,432)
NET ASSETS - 100%		$ 7,215,567,656
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Select Money Market Portfolio	$ 1,540
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 16,626,927	$ 91,043,942	$ 5,508	$ 107,396,602
Fidelity Diversified International Fund	265,086,398	170,826,502	518,948	418,375,626
Fidelity International Capital Appreciation Fund	53,828,736	-	-	53,330,782
Fidelity International Discovery Fund	296,669,460	274,668,550	241,163	552,508,625
Fidelity Japan Fund	106,922,763	13,116,112	68,904	112,755,455
Fidelity Japan Smaller Companies Fund	35,127,841	11,904,847	-	44,102,843
Total	$ 774,262,125	$ 561,559,953	$ 834,523	$ 1,288,469,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $6,047,868,456)	$ 5,927,119,894
Affiliated Underlying Funds (cost $1,358,748,781)	1,288,475,194
Total Investments (cost $7,406,617,237)		$ 7,215,595,088
Cash		17
Receivable for fund shares sold		7,537,034
Total assets		7,223,132,139

Liabilities
Payable for investments purchased	$ 1,648,348
Payable for fund shares redeemed	5,888,686
Other affiliated payables	24,947
Other payables and accrued expenses	2,502
Total liabilities		7,564,483

Net Assets		$ 7,215,567,656
Net Assets consist of:
Paid in capital		$ 7,416,966,912
Undistributed net investment income		7,097,220
Accumulated undistributed net realized gain (loss) on investments		(17,474,327)
Net unrealized appreciation (depreciation) on investments		(191,022,149)
Net Assets, for 939,826,559 shares outstanding		$ 7,215,567,656
Net Asset Value, offering price and redemption price per share ($7,215,567,656 ÷ 939,826,559 shares)		$ 7.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 7,132,493
Affiliated		1,540
		7,134,033

Expenses
Management fee	$ 7,319,720
Transfer agent fees	12,485
Accounting fees and expenses	12,462
Custodian fees and expenses	1,074
Independent trustees' compensation	22,540
Registration fees	4,456
Audit	552
Miscellaneous	5,063
Total expenses before reductions	7,378,352
Expense reductions	(7,341,539)	36,813
Net investment income (loss)		7,097,220
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(8,219,798)
Affiliated	(80,665)
Realized gain distributions from unaffiliated underlying funds	183,032	(8,117,431)
Change in net unrealized appreciation (depreciation) on underlying funds		(214,630,472)
Net gain (loss)		(222,747,903)
Net increase (decrease) in net assets resulting from operations		$ (215,650,683)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,097,220	$ 56,133,918
Net realized gain (loss)	(8,117,431)	10,869,034
Change in net unrealized appreciation (depreciation)	(214,630,472)	484,140,257
Net increase (decrease) in net assets resulting from operations	(215,650,683)	551,143,209
Distributions to shareholders from net investment income	-	(54,472,579)
Distributions to shareholders from net realized gain	-	(19,693,202)
Total distributions	-	(74,165,781)
Share transactions Proceeds from sales of shares	3,566,435,907	3,558,655,557
Reinvestment of distributions	-	73,961,562
Cost of shares redeemed	(469,216,774)	(471,094,310)
Net increase (decrease) in net assets resulting from share transactions	3,097,219,133	3,161,522,809
Total increase (decrease) in net assets	2,881,568,450	3,638,500,237

Net Assets
Beginning of period	4,333,999,206	695,498,969
End of period (including undistributed net investment income of $7,097,220 and $0, respectively)	$ 7,215,567,656	$ 4,333,999,206
Other Information Shares
Sold	446,463,829	475,174,448
Issued in reinvestment of distributions	-	9,168,263
Redeemed	(59,663,022)	(66,033,405)
Net increase (decrease)	386,800,807	418,309,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31,2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.84	$ 5.16	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.18	.19	.22	.18
Net realized and unrealized gain (loss)	(.17)	2.67	(5.14)	.08	1.57
Total from investment operations	(.16)	2.85	(4.95)	.30	1.75
Distributions from net investment income	-	(.12)	(.14)	(.18)	(.13)
Distributions from net realized gain	-	(.06)	(.49)	(.72)	(.28)
Total distributions	-	(.17) I	(.63)	(.90)	(.41)
Net asset value, end of period	$ 7.68	$ 7.84	$ 5.16	$ 10.74	$ 11.34
Total Return B, C	(2.04)%	55.24%	(48.57)%	2.17%	17.53%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.25%	.26%	.26% A
Expenses net of contractual waivers	.00% A, J	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A, J	.00%	.00%	.00%	.00% A
Net investment income (loss)	.24% A	2.32%	2.44%	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,215,568	$ 4,333,999	$ 695,499	$ 504,763	$ 255,600
Portfolio turnover rate E	8%A	9%	18%	34%	16%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period March 23, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share.

J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers International Fund (the Fund) (formerly PAS International Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) ( formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 250,514,421
Gross unrealized depreciation	(449,936,440)
Net unrealized appreciation (depreciation)	$ (199,422,019)

Tax cost	$ 7,415,017,107

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,339,920,005 and $235,278,362, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed 1.00% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any active sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. This waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Sub-Adviser. In March, 2010, the Board of Trustees approved the appointment of Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, as a sub-adviser to the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .00% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

Prior to August 23, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund had agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,063 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit. Effective September 8, 2010, the Fund resumed participation in the line of credit.

6. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010, Strategic Advisers had contractually agreed to reimburse the Fund until to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $7,341,030.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $509.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Japan Smaller Companies Fund	15%
Fidelity Japan Fund	13%
Fidelity International Capital Appreciation Fund	10%

8. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS International Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS International Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS International Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS International Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) and the sub-adviser under the Advisory Contracts is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Pyramis Global Advisors LLC (Pyramis), (Strategic Advisers, together with the sub-adviser, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Pyramis and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIT-SANN-1010
1.912867.100

Strategic Advisers® International II Fund

(formerly PAS International Fidelity
Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent semiannual report or annual report on Fidelity's website at http://www.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS International Fidelity Fund of Funds® into Strategic Advisers® International II Fund was completed after the close of business on August 20, 2010.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 969.10	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations that were in effect in September 2010 had been in effect during the entire period, the annualized expense ratio would have been .13% and the expenses paid in the actual and hypothetical examples above would have been $.64 and $.66, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	20.4	18.9
Fidelity Diversified International Fund	19.4	19.3
Spartan International Index Fund Investor Class	15.5	15.4
Fidelity Advisor Overseas Fund Institutional Class	12.8	13.7
Fidelity Overseas Fund	7.7	8.5
Fidelity International Capital Appreciation Fund	7.7	7.2
Fidelity International Value Fund	6.6	7.1
Fidelity Japan Fund	3.2	3.1
Fidelity Emerging Markets Fund	1.9	1.8
Fidelity Japan Smaller Companies Fund	1.3	1.4
	96.5
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Foreign Large Blend Funds 57.6%	Foreign Large Blend Funds 58.1%
Foreign Large Growth Funds 27.1%	Foreign Large Growth Funds 26.5%
Foreign Large Value Funds 6.6%	Foreign Large Value Funds 7.1%
Other 6.4%	Other 6.3%
Sector Funds 1.2%	Sector Funds 1.1%
Foreign Small Mid Growth Funds 1.1%	Foreign Small Mid Growth Funds 0.9%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 57.6%
Fidelity Advisor Overseas Fund Institutional Class	6,910,987	$ 105,461,669
Fidelity Canada Fund	202,327	10,053,626
Fidelity International Discovery Fund	6,039,397	167,834,848
Fidelity Overseas Fund	2,361,318	63,850,029
Spartan International Index Fund Investor Class	4,170,429	128,032,177
TOTAL FOREIGN LARGE BLEND FUNDS		475,232,349
Foreign Large Growth Funds - 27.1%
Fidelity Diversified International Fund	6,261,571	160,358,834
Fidelity International Capital Appreciation Fund	5,924,971	63,456,443
TOTAL FOREIGN LARGE GROWTH FUNDS		223,815,277
Foreign Large Value Funds - 6.6%
Fidelity International Value Fund	7,572,912	54,146,322
Foreign Small Mid Growth Funds - 1.1%
Fidelity International Small Cap Opportunities Fund	1,056,054	9,039,826
Sector Funds - 1.2%
Fidelity International Real Estate Fund	1,166,080	9,830,053
Other - 6.4%
Fidelity Emerging Markets Fund	720,752	16,007,908
Fidelity Japan Fund	2,671,451	26,153,510
Fidelity Japan Smaller Companies Fund	1,375,721	10,840,681
TOTAL OTHER		53,002,099
TOTAL EQUITY FUNDS (Cost $969,636,802)		825,065,926
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $969,636,802)		825,065,926
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,798)
NET ASSETS - 100%		$ 825,063,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $47,865,834 of which $11,206,459 and $36,659,375 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $969,636,802) - See accompanying schedule		$ 825,065,926
Receivable for investments sold		307,863
Receivable for fund shares sold		287,744
Total assets		825,661,533

Liabilities
Payable for fund shares redeemed	$ 595,608
Other affiliated payables	1,962
Other payables and accrued expenses	835
Total liabilities		598,405

Net Assets		$ 825,063,128
Net Assets consist of:
Paid in capital		$ 1,033,071,436
Undistributed net investment income		124,405
Accumulated undistributed net realized gain (loss) on investments		(63,561,837)
Net unrealized appreciation (depreciation) on investments		(144,570,876)
Net Assets, for 125,425,832 shares outstanding		$ 825,063,128
Net Asset Value, offering price and redemption price per share ($825,063,128 ÷ 125,425,832 shares)		$ 6.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds		$ 127,374

Expenses
Management fee	$ 1,057,963
Accounting fees and expenses	1,962
Custodian fees and expenses	290
Independent trustees' compensation	3,368
Audit	552
Total expenses before reductions	1,064,135
Expense reductions	(1,061,166)	2,969
Net investment income (loss)		124,405
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		629,097
Change in net unrealized appreciation (depreciation) on underlying funds		(30,122,373)
Net gain (loss)		(29,493,276)
Net increase (decrease) in net assets resulting from operations		$ (29,368,871)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,405	$ 10,870,907
Net realized gain (loss)	629,097	(18,543,640)
Change in net unrealized appreciation (depreciation)	(30,122,373)	182,979,135
Net increase (decrease) in net assets resulting from operations	(29,368,871)	175,306,402
Distributions to shareholders from net investment income	-	(11,421,404)
Distributions to shareholders from net realized gain	-	(2,209,765)
Total distributions	-	(13,631,169)
Share transactions Proceeds from sales of shares	168,611,596	450,545,031
Reinvestment of distributions	-	13,586,427
Cost of shares redeemed	(71,719,928)	(146,246,606)
Net increase (decrease) in net assets resulting from share transactions	96,891,668	317,884,852
Total increase (decrease) in net assets	67,522,797	479,560,085

Net Assets
Beginning of period	757,540,331	277,980,246
End of period (including undistributed net investment income of $124,405 and undistributed net investment income of $0, respectively)	$ 825,063,128	$ 757,540,331
Other Information Shares
Sold	24,361,360	70,438,406
Issued in reinvestment of distributions	-	1,941,650
Redeemed	(10,568,023)	(23,397,457)
Net increase (decrease)	13,793,337	48,982,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.79	$ 4.44	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.12	.12	.16
Net realized and unrealized gain (loss)	(.21)	2.36	(5.03)	.14
Total from investment operations	(.21)	2.48	(4.91)	.30
Distributions from net investment income	-	(.11)	(.10)	(.14)
Distributions from net realized gain	-	(.02)	(.50)	(.21)
Total distributions	-	(.13)	(.60)	(.35)
Net asset value, end of period	$ 6.58	$ 6.79	$ 4.44	$ 9.95
Total Return B, C	(3.09)%	55.82%	(52.13)%	2.67%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.25%	.26% A
Expenses net of contractual waivers	.00% A,I	.00%	.00%	.00% A
Expenses net of all reductions	.00% A,I	.00%	.00%	.00% A
Net investment income (loss)	.03% A	1.86%	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 825,063	$ 757,540	$ 277,980	$ 418,530
Portfolio turnover rate E	8% A	13%	20%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than $.01 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers International II Fund (the Fund) (formerly PAS International Fidelity Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,607,336
Gross unrealized depreciation	(175,275,838)
Net unrealized appreciation (depreciation)	$ (159,668,502)

Tax cost	$ 984,734,428

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $130,014,027 and $32,995,150, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed 1.00% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any active sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. This waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Sub-Adviser. In March, 2010, the Board of Trustees approved the appointment of Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, as a sub-adviser to the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. In September, 2010, Pyramis was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives accounting fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010 Strategic Advisers had contractually agreed to reimburse the Fund to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,061,166.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of following Underlying Fidelity Funds:

Fidelity Advisor Overseas Fund	10%
Fidelity International Capital Appreciation Fund	12%
Fidelity International Value Fund	34%

7. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS International Fidelity Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS International Fidelity Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS International Fidelity Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS International Fidelity Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International II Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) and the sub-adviser under the Advisory Contracts is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Pyramis Global Advisors LLC (Pyramis), (Strategic Advisers, together with the sub-adviser, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Pyramis and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA (Prior to September 17, 2010, the custodian was The Bank of New York Mellon)

SIL-SANN-1010
1.912841.100

Strategic Advisers® Small-Mid Cap Fund
(formerly PAS Small-Mid Cap Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS Small-Mid Cap Fund of Funds® into Strategic Advisers® Small-Mid Cap Fund was completed after the close of business on August 20, 2010.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 975.10	$ .00 **
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations that were in effect in September 2010 had been in effect during the entire period, the annualized expense ratio would have been .10% and the expenses paid in the actual and hypothetical examples above would have been $.50 and $.51, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell 2000 Value Index ETF	7.0	7.2
Fidelity Advisor Real Estate Fund Institutional Class	5.3	1.8
Champlain Small Company Fund Advisor Class	4.7	4.8
T. Rowe Price Small-Cap Value Fund	4.1	3.9
RS Emerging Growth Fund Class A	3.8	3.6
MFS New Discovery Fund A Shares	3.6	3.3
Fidelity Small Cap Value Fund	3.6	3.5
William Blair Small Cap Growth Fund Class N	3.5	4.0
iShares S&P MidCap 400 Value Index ETF	3.5	0.0
RS Partners Fund Class A	3.4	3.2
	42.5
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Small Growth Funds 31.9%	Small Growth Funds 41.6%
Small Value Funds 22.0%	Small Value Funds 19.9%
Small Blend Funds 21.4%	Small Blend Funds 23.6%
Sector Funds 14.9%	Sector Funds 9.9%
Mid-Cap Blend Funds 5.1%	Mid-Cap Blend Funds 5.0%
Mid-Cap Value Funds 4.7%	Mid-Cap Value Funds 0.0%
Short-Term Funds and Net Other Assets 0.0%*	Short-Term Funds and Net Other Assets 0.0%*

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
*Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Mid-Cap Blend Funds - 5.1%
FMI Common Stock Fund	1,725,203	$ 36,073,996
Royce Premier Fund (a)	2,341,351	36,712,377
TOTAL MID-CAP BLEND FUNDS		72,786,373
Mid-Cap Value Funds - 4.7%
iShares Russell Midcap Value Index ETF	465,500	17,335,220
iShares S&P MidCap 400 Value Index ETF	758,700	49,194,108
TOTAL MID-CAP VALUE FUNDS		66,529,328
Sector Funds - 14.9%
FBR Small Cap Financial Fund	1,640,521	27,626,370
Fidelity Advisor Real Estate Fund Institutional Class (b)	5,155,121	75,625,619
Fidelity Utilities Portfolio (b)	682,056	31,415,484
John Hancock Regional Bank Class A	1,870,845	24,508,071
RS Technology Fund Class A (a)	1,936,638	29,921,051
SPDR S&P Biotech ETF	419,700	21,916,734
TOTAL SECTOR FUNDS		211,013,329
Small Blend Funds - 21.4%
Aston/TAMRO Small Cap Fund Class N (a)	1,267,498	20,964,412
CRM Small Cap Value Fund Investor Class (a)	176	2,978
ING Small Company Fund Class A (a)	394	4,260
Keeley Small Cap Value Fund Class A	1,134,654	21,592,458
Natixis Vaughan Nelson Small Cap Value Fund Class A	858,070	18,560,056
Perritt Emerging Opportunities Fund (a)	1,295,625	12,360,258
Perritt MicroCap Opportunities Fund (a)	1,559,648	33,438,859
Royce Micro-Cap Fund Service Class	2,111,614	28,760,178
Royce Value Fund Service Class (a)	3,982,313	38,548,791
RS Partners Fund Class A (a)	1,904,838	48,859,099
T. Rowe Price Small-Cap Value Fund	2,033,732	58,205,420
Wells Fargo Small Cap Value Fund Class A	828,458	22,070,129
TOTAL SMALL BLEND FUNDS		303,366,898
Small Growth Funds - 31.9%
Alger Small Cap Growth Institutional Fund Class I (a)	1,473,757	31,641,567
Baron Small Cap Fund (a)	1,693,376	31,970,941
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	187	3,123
Buffalo Small Cap Fund	780,408	16,341,740
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Champlain Small Company Fund Advisor Class (a)	5,833,622	$ 66,503,289
Franklin Small Cap Growth Fund II Class A (a)	364	3,195
ING SmallCap Opportunities Fund Class A (a)	498,455	14,599,745
JPMorgan Small Capital Equity Fund Class A	39	1,084
Lord Abbett Small Cap Blend Fund (a)	2,459,068	28,795,686
Managers AMG Essex Small/Micro Cap Growth Fund Class A (a)	406,946	5,733,868
MFS New Discovery Fund A Shares (a)	2,708,996	51,552,194
Munder Micro-Cap Equity Fund Class A	89	1,957
Oberweis Emerging Growth Fund (a)	1,382,034	22,361,316
Perimeter Small Cap Growth Fund Investor Shares (a)	3,168,545	27,851,514
RS Emerging Growth Fund Class A (a)	1,704,077	54,053,335
The Brown Capital Management Small Co. Fund Institutional Shares (a)	541,302	18,003,690
Turner Small Cap Growth Fund Class I (a)	1,349,601	34,414,834
Wasatch Small Cap Growth Fund (a)	578	17,468
William Blair Small Cap Growth Fund Class N (a)	2,722,492	49,195,426
TOTAL SMALL GROWTH FUNDS		453,045,972
Small Value Funds - 22.0%
American Century Small Cap Value Fund	718	5,131
Aston/River Road Small Cap Value Class N	971,704	10,066,849
Diamond Hill Small Cap Fund Class A (a)	250	5,442
Fidelity Small Cap Value Fund (b)	4,038,305	51,326,856
Goldman Sachs Small Cap Value Fund Class A	1,479,952	46,307,685
HighMark Small Cap Value Fund Class A	1,426,722	14,980,582
iShares Russell 2000 Value Index ETF	1,767,700	99,344,740
Northern Small Cap Value Fund	2,183,606	26,246,948
Perkins Small Cap Value Fund Class J (a)	255	5,273
Royce Opportunity Fund Service Class (a)	5,188,537	44,984,612
Vanguard Small-Cap Value ETF	337,300	18,234,438
TOTAL SMALL VALUE FUNDS		311,508,556
Other - 0.0%
Kinetics Small Cap Opportunities Fund (a)	82	1,646
TOTAL EQUITY FUNDS (Cost $1,361,140,233)		1,418,252,102
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $13,127)	13,127	$ 13,127
TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,361,153,360)		1,418,265,229
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,686)
NET ASSETS - 100%		$ 1,418,243,543
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 183,069
Fidelity Institutional Money Market Portfolio Class I	306
$ 183,375
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 23,563,499	$ 48,336,003	$ -	$ 75,625,619
Fidelity Utilities Portfolio	-	29,735,585	-	31,415,484
Fidelity Small Cap Value Fund	45,552,687	7,911,992	1,102,004	51,326,856
Total	$ 69,116,186	$ 85,983,580	$ 1,102,004	$ 158,367,959
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 1,418,252,102	$ 1,418,246,829	$ 5,273	$ -
Short-Term Funds	13,127	13,127	-	-
Total Investments in Securities:	$ 1,418,265,229	$ 1,418,259,956	$ 5,273	$ -

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $36,840,363 of which $24,453,515 and $12,386,848 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated Underlying Funds (cost $1,218,172,294)	$ 1,259,884,143
Affiliated Underlying Funds (cost $142,981,066)	158,381,086
Total investments (cost $1,361,153,360)		$ 1,418,265,229
Receivable for fund shares sold		1,755,040
Total assets		1,420,020,269

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	484,551
Payable for fund shares redeemed	1,270,489
Other affiliated payables	20,470
Other payables and accrued expenses	1,204
Total liabilities		1,776,726

Net Assets		$ 1,418,243,543
Net Assets consist of:
Paid in capital		$ 1,388,461,957
Undistributed net investment income		1,413,390
Accumulated undistributed net realized gain (loss) on investments		(28,743,673)
Net unrealized appreciation (depreciation) on investments		57,111,869
Net Assets, for 157,723,596 shares outstanding		$ 1,418,243,543
Net Asset Value, offering price and redemption price per share ($1,418,243,543 ÷ 157,723,596 shares)		$ 8.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 1,253,604
Affiliated		183,375
Total Income		1,436,979

Expenses
Management fee	$ 1,834,121
Transfer agent fees	16,925
Accounting fees and expenses	3,545
Custodian fees and expenses	416
Independent trustees' compensation	5,738
Registration fees	404
Audit	552
Miscellaneous	1,536
Total expenses before reductions	1,863,237
Expense reductions	(1,839,648)	23,589
Net investment income (loss)		1,413,390
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	15,664,973
Affiliated	(53,111)
Realized gain distributions from unaffiliated underlying funds	115,579	15,727,441
Change in net unrealized appreciation (depreciation) on underlying funds		(60,793,216)
Net gain (loss)		(45,065,775)
Net increase (decrease) in net assets resulting from operations		$ (43,652,385)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,413,390	$ 4,042,898
Net realized gain (loss)	15,727,441	2,125,634
Change in net unrealized appreciation (depreciation)	(60,793,216)	406,959,615
Net increase (decrease) in net assets resulting from operations	(43,652,385)	413,128,147
Distributions to shareholders from net investment income	-	(4,152,770)
Share transactions Proceeds from sales of shares	290,993,490	603,813,233
Reinvestment of distributions	-	4,143,999
Cost of shares redeemed	(147,338,127)	(258,577,917)
Net increase (decrease) in net assets resulting from share transactions	143,655,363	349,379,315
Total increase (decrease) in net assets	100,002,978	758,354,692

Net Assets
Beginning of period	1,318,240,565	559,885,873
End of period (including undistributed net investment income of $1,413,390 and $0, respectively)	$ 1,418,243,543	$ 1,318,240,565
Other Information Shares
Sold	29,874,079	75,812,984
Issued in reinvestment of distributions	-	448,000
Redeemed	(15,192,722)	(33,679,876)
Net increase (decrease)	14,681,357	42,581,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 5.57	$ 9.99	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.03	.04	.03	.02	- I
Net realized and unrealized gain (loss)	(.24)	3.65	(4.05)	(1.17)	.75	1.46
Total from investment operations	(.23)	3.68	(4.01)	(1.14)	.77	1.46
Distributions from net investment income	-	(.03)	(.04)	(.03)	(.01)	-
Distributions from net realized gain	-	-	(.38)	(.61)	(.30)	(.15)
Total distributions	-	(.03)	(.41) J	(.64)	(.31)	(.15)
Net asset value, end of period	$ 8.99	$ 9.22	$ 5.57	$ 9.99	$ 11.77	$ 11.31
Total Return B, C	(2.49)%	66.12%	(41.74)%	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.25%	.26%	.26%	.37% A
Expenses net of contractual waivers	.00% A, K	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A, K	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.19% A	.42%	.50%	.30%	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,418,244	$ 1,318,241	$ 559,886	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	32% A	39%	55%	20%	27%	10% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 23, 2005 (commencement of operations) to February 28, 2006. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share. K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) (formerly PAS Small-Mid Cap Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 140,971,350
Gross unrealized depreciation	(85,732,365)
Net unrealized appreciation (depreciation)	$ 55,238,985

Tax cost	$ 1,363,026,244

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $373,058,413 and $227,836,196, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed 1.10% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any active sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. This waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. In March, 2010, the Board of Trustees approved the appointment of Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, as a sub-adviser to the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. In September, 2010, Pyramis was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .00% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

Prior to August 23, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund had agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,536 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period there were no borrowings on this line of credit. Effective September 8, 2010, the Fund resumed participation in the line of credit.

6. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010, Strategic Advisers had contractually agreed to reimburse the Fund to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,839,578.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $70.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 20% of the total outstanding shares of Fidelity Advisor Real Estate Fund.

8. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS Small-Mid Cap Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS Small-Mid Cap Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS Small-Mid Cap Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS Small-Mid Cap Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) and the sub-adviser under the Advisory Contracts is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Pyramis Global Advisors LLC (Pyramis), (Strategic Advisers, together with the sub-adviser, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Pyramis and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA (Prior to September 17, 2010, the custodian was The Bank of New York Mellon)

SMC-SANN-1010
1.912859.100

Strategic Advisers® U.S. Opportunity Fund

(formerly PAS U.S. Opportunity Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS U.S. Opportunity Fund of Funds® into Strategic Advisers® U.S. Opportunity Fund was completed after the close of business on August 20, 2010.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 972.00	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations, effective August 23, 2010, had been in effect during the entire period, the annualized expense ratio would have been .03% and the expenses paid in the actual and hypothetical examples above would have been $.15 and $.15, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	6.3	1.2
BlackRock Equity Dividend Fund Investor A Class	5.9	0.7
Fidelity Contrafund	5.4	1.1
Fidelity Advisor Consumer Staples Fund Institutional Class	4.2	9.1*
Fidelity Telecom and Utilities Fund	3.6	0.1
T. Rowe Price Growth Stock Fund Advisor Class	3.5	0.0
Franklin Mutual Shares Fund Class A	3.4	1.2
Fidelity Pharmaceuticals Portfolio	3.3	3.2
Fidelity Biotechnology Portfolio	3.3	1.4
Fidelity Industrials Portfolio	3.1	3.0
	42.0
*Amount represents investment in a different class of the Fund.
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Sector Funds 52.1%	Sector Funds 58.2%
Large Value Funds 21.3%	Large Value Funds 12.1%
Large Growth Funds 11.2%	Large Growth Funds 8.2%
Large Blend Funds 6.3%	Large Blend Funds 10.6%
Mid-Cap Growth Funds 6.3%	Mid-Cap Growth Funds 2.3%
Mid-Cap Value Funds 2.0%	Mid-Cap Value Funds 5.5%
Small Value Funds 0.5%	Small Value Funds 1.4%
Small Blend Funds 0.3%	Small Blend Funds 1.4%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 0.3%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 6.3%
Clipper Fund	548,202	$ 29,164,356
Dreyfus Disciplined Stock Fund	135,718	3,444,515
Fidelity Mega Cap Stock Fund Institutional Class (b)	4,523,311	36,819,752
JPMorgan U.S. Large Cap Core Plus Fund Select Class	412,526	7,041,817
Oakmark Fund Class I	592,822	20,713,187
Oakmark Select Fund Class I	827,442	19,271,124
TOTAL LARGE BLEND FUNDS		116,454,751
Large Growth Funds - 11.2%
Fidelity Advisor Large Cap Fund Institutional Class (b)	2,375,235	35,794,786
Fidelity Contrafund (b)	1,746,489	98,606,770
Fidelity Growth Company Fund (b)	123,876	8,267,486
T. Rowe Price Growth Stock Fund Advisor Class	2,504,857	63,623,380
TOTAL LARGE GROWTH FUNDS		206,292,422
Large Value Funds - 21.3%
American Beacon Large Cap Value Fund Plan Ahead Class	2,035,566	31,917,671
American Century Equity Income Fund Investor Class	8,552,998	55,337,898
BlackRock Equity Dividend Fund Investor A Class	7,166,509	108,142,623
Franklin Equity Income Fund - A Class	1,209,340	17,366,123
Franklin Mutual Shares Fund Class A	3,403,280	63,198,912
Hotchkis and Wiley Large Cap Value Fund Class A (a)	1,668,437	22,357,051
T. Rowe Price Value Fund Advisor Class	725,217	14,083,721
The Yacktman Fund	3,332,594	50,155,533
Yacktman Focused Fund	1,827,585	29,149,976
TOTAL LARGE VALUE FUNDS		391,709,508
Mid-Cap Growth Funds - 6.3%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	3,940,142	115,288,539
Mid-Cap Value Funds - 2.0%
American Century Mid Cap Value Fund Investor Class	1,165,188	12,467,510
JPMorgan Value Advantage Fund Select Class	534,453	8,182,477
RidgeWorth Mid-Cap Value Equity I Shares	1,617,196	15,897,034
TOTAL MID-CAP VALUE FUNDS		36,547,021
Sector Funds - 52.1%
Fidelity Advisor Consumer Staples Fund Institutional Class (b)	1,285,012	77,846,019
Fidelity Air Transportation Portfolio (a)(b)	327,028	11,599,692
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Banking Portfolio (b)	2,467,192	$ 36,514,439
Fidelity Biotechnology Portfolio (a)(b)	984,953	61,047,389
Fidelity Chemicals Portfolio (b)	516,645	38,045,732
Fidelity Communications Equipment Portfolio (b)	1,713,590	35,471,322
Fidelity Computers Portfolio (a)(b)	694,236	29,977,128
Fidelity Consumer Discretionary Portfolio (b)	502,872	9,675,251
Fidelity Energy Portfolio (b)	370,223	14,179,539
Fidelity Energy Service Portfolio (b)	315,587	16,085,474
Fidelity Gold Portfolio (b)	551,009	27,192,287
Fidelity Industrial Equipment Portfolio (b)	1,517,519	38,848,496
Fidelity Industrials Portfolio (b)	3,064,368	56,353,729
Fidelity Insurance Portfolio (b)	290,666	11,853,347
Fidelity IT Services Portfolio (a)(b)	401,315	6,722,029
Fidelity Leisure Portfolio (b)	233,982	17,106,432
Fidelity Medical Delivery Portfolio (a)(b)	648,376	25,364,478
Fidelity Multimedia Portfolio (b)	726,026	25,468,987
Fidelity Natural Resources Portfolio (b)	1,178,000	30,027,228
Fidelity Pharmaceuticals Portfolio (b)	5,700,339	61,335,651
Fidelity Real Estate Investment Portfolio (b)	1,492,455	34,266,762
Fidelity Retailing Portfolio (b)	360,748	14,913,315
Fidelity Software & Computer Services Portfolio (a)(b)	514,174	36,403,516
Fidelity Technology Portfolio (a)(b)	767,653	56,192,208
Fidelity Telecom and Utilities Fund (b)	4,587,369	67,067,330
Fidelity Telecommunications Portfolio (b)	654,118	26,138,553
Fidelity Transportation Portfolio (b)	831,605	37,505,385
Fidelity Utilities Portfolio (b)	149,052	6,865,340
MFS Utilities Fund A Shares	967,871	14,082,525
T. Rowe Price Real Estate Fund Advisor Class	2,295,081	36,262,282
TOTAL SECTOR FUNDS		960,411,865
Small Blend Funds - 0.3%
AIM Trimark Small Companies Fund Class A	390,001	5,120,716
Natixis Vaughan Nelson Small Cap Value Fund Class A	8,614	186,325
TOTAL SMALL BLEND FUNDS		5,307,041
Equity Funds - continued
	Shares	Value
Small Value Funds - 0.5%
Northern Small Cap Value Fund	786,190	$ 9,450,009
TOTAL EQUITY FUNDS (Cost $1,836,712,349)		1,841,461,156
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,836,712,349)		1,841,461,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		34,894
NET ASSETS - 100%		$ 1,841,496,050
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Equity-Income Fund	$ $13,986
Fidelity Large Cap Stock Fund	25,245
Fidelity Mega Cap Stock Fund Institutional Class	143,438
Fidelity Banking Portfolio	12,854
Fidelity Brokerage & Investment Management Portfolio	11,904
Fidelity Chemicals Portfolio	6,041
Fidelity Construction & Housing Portfolio	6,624
Fidelity Consumer Discretionary Portfolio	6,369
Fidelity Consumer Staples Portfolio	103,834
Fidelity Electronics Portfolio	10,774
Fidelity Industrial Equipment Portfolio	15,035
Fidelity Industrials Portfolio	28,136
Fidelity Insurance Portfolio	1,453
Fidelity Leisure Portfolio	12,173
Fidelity Materials Portfolio	30
Fidelity Multimedia Portfolio	2,734
Fidelity Pharmaceuticals Portfolio	50,257
Fidelity Retailing Portfolio	3,583
Fidelity Telecommunications Portfolio	46,020
Fidelity Transportation Portfolio	744
Fidelity Utilities Portfolio	28,199
Fidelity Telecom and Utilities Fund	216,845
$ 746,278
Additional information regarding the Fund's fiscal year to date purchase and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ -	$ 77,332,014	$ -	$ 77,846,019
Fidelity Advisor Large Cap Fund Institutional Class	-	37,172,422	-	35,794,786
Fidelity Air Transportation Portfolio	3,866,357	8,386,374	-	11,599,692
Fidelity Automotive Portfolio	1,743,609	34,729	1,887,216	-
Fidelity Banking Portfolio	21,375,887	20,231,570	-	36,514,439
Fidelity Biotechnology Portfolio	12,208,979	57,139,791	4,208,462	61,047,389
Fidelity Brokerage & Investment Management Portfolio	12,226,704	11,904	12,038,913	-
Fidelity Chemicals Portfolio	10,126,565	28,379,880	-	38,045,732
Fidelity Communications Equipment Portfolio	4,170,193	33,551,096	-	35,471,322
Fidelity Computers Portfolio	21,247,952	9,533,642	-	29,977,128
Fidelity Construction & Housing Portfolio	5,657,123	6,624	5,389,553	-
Fidelity Consumer Discretionary Portfolio	12,336,886	6,369	2,972,438	9,675,251
Fidelity Consumer Staples Portfolio	78,631,934	103,834	77,332,014	-
Fidelity Contrafund	9,342,692	89,099,706	-	98,606,770
Fidelity Dividend Growth Fund	12,171,207	-	11,699,120	-
Fidelity Electronics Portfolio	6,573,859	10,774	6,420,121	-
Fidelity Energy Portfolio	20,729,721	-	4,469,643	14,179,539
Fidelity Energy Service Portfolio	10,674,168	13,302,986	4,647,530	16,085,474
Fidelity Equity-Income Fund	3,635,371	13,986	3,606,017	-
Fidelity Financial Services Portfolio	28,207,580	-	26,922,486	-
Fidelity Gold Portfolio	10,356,133	13,687,920	-	27,192,287
Fidelity Growth Company Fund	8,412,421	-	-	8,267,486
Fidelity Health Care Portfolio	12,292,020	519	11,827,951	-
Fidelity Industrial Equipment Portfolio	13,110,256	28,936,485	-	38,848,496
Fidelity Industrials Portfolio	25,871,350	33,289,557	-	56,353,729
Fidelity Insurance Portfolio	12,075,835	1,453	-	11,853,347
Fidelity IT Services Portfolio	7,616,070	-	801,739	6,722,029
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Large Cap Stock Fund	$ 18,067,673	$ 21,936,132	$ 37,172,422	$ -
Fidelity Leisure Portfolio	5,875,628	13,591,964	1,898,874	17,106,432
Fidelity Leveraged Company Stock Fund	1,272,950	-	1,285,094	-
Fidelity Materials Portfolio	795,444	484	793,155	-
Fidelity Medical Delivery Portfolio	15,740,179	13,123,897	-	25,364,478
Fidelity Medical Equipment & Systems Portfolio	12,314,778	-	11,540,552	-
Fidelity Mega Cap Stock Fund	-	29,530,106	26,567,122	-
Fidelity Mega Cap Stock Fund Institutional Class	-	38,402,341	-	36,819,752
Fidelity Multimedia Portfolio	557,760	26,097,484	-	25,468,987
Fidelity Natural Resources Portfolio	9,204,855	22,872,794	-	30,027,228
Fidelity Pharmaceuticals Portfolio	27,465,440	34,772,928	-	61,335,651
Fidelity Real Estate Investment Portfolio	-	34,780,085	-	34,266,762
Fidelity Retailing Portfolio	16,167,064	480,245	352,114	14,913,315
Fidelity Small Cap Value Fund	2,039,069	-	2,153,321	-
Fidelity Software & Computer Services Portfolio	19,136,363	18,794,187	-	36,403,516
Fidelity Technology Portfolio	32,277,989	24,649,394	-	56,192,208
Fidelity Telecom and Utilities Fund	821,343	63,723,187	-	67,067,330
Fidelity Telecommunications Portfolio	7,234,773	18,624,466	-	26,138,553
Fidelity Transportation Portfolio	3,122,125	37,030,700	-	37,505,385
Fidelity Utilities Portfolio	6,270,653	28,199	-	6,865,340
Fidelity Wireless Portfolio	1,166,992	-	1,172,403	-
Total	$ 544,191,950	$ 848,672,228	$ 257,158,260	$ 1,089,555,852
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $56,351,898 of which $24,545,440 and $31,806,458 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $771,732,273)	$ 751,905,304
Affiliated Underlying Funds (cost $1,064,980,076)	1,089,555,852
Total investments (cost $1,836,712,349)		$ 1,841,461,156
Cash		2
Receivable for investments sold		3,444,515
Receivable for fund shares sold		1,867,306
Total assets		1,846,772,979

Liabilities
Payable for investments purchased	$ 3,921,942
Payable for fund shares redeemed	1,349,229
Other affiliated payables	4,342
Other payables and accrued expenses	1,416
Total liabilities		5,276,929

Net Assets		$ 1,841,496,050
Net Assets consist of:
Paid in capital		$ 1,892,878,584
Undistributed net investment income		1,391,817
Accumulated undistributed net realized gain (loss) on investments		(57,523,158)
Net unrealized appreciation (depreciation) on investments		4,748,807
Net Assets, for 225,181,837 shares outstanding		$ 1,841,496,050
Net Asset Value, offering price and redemption price per share ($1,841,496,050 ÷ 225,181,837 shares)		$ 8.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 1,284,889
Affiliated		746,278
		2,031,167

Expenses
Management fee	$ 1,752,271
Accounting fees and expenses	4,342
Custodian fees and expenses	586
Independent trustees' compensation	5,461
Registration fees	279
Audit	552
Miscellaneous	529
Total expenses before reductions	1,764,020
Expense reductions	(1,757,476)	6,544
Net investment income (loss)		2,024,623
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(11,034,689)
Affiliated	14,062,662
Realized gain distributions from affiliated underlying funds	1,009,008	4,036,981
Change in net unrealized appreciation (depreciation) on underlying funds		(88,063,002)
Net gain (loss)		(84,026,021)
Net increase (decrease) in net assets resulting from operations		$ (82,001,398)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,024,623	$ 5,543,892
Net realized gain (loss)	4,036,981	(17,178,599)
Change in net unrealized appreciation (depreciation)	(88,063,002)	242,656,810
Net increase (decrease) in net assets resulting from operations	(82,001,398)	231,022,103
Distributions to shareholders from net investment income	(656,499)	(5,600,167)
Distributions to shareholders from net realized gain	-	(961,645)
Total distributions	(656,499)	(6,561,812)
Share transactions Proceeds from sales of shares	1,274,669,338	518,995,246
Reinvestment of distributions	654,367	6,532,884
Cost of shares redeemed	(217,884,321)	(156,232,121)
Net increase (decrease) in net assets resulting from share transactions	1,057,439,384	369,296,009
Total increase (decrease) in net assets	974,781,487	593,756,300

Net Assets
Beginning of period	866,714,563	272,958,263
End of period (including undistributed net investment income of $1,391,817 and $23,693, respectively)	$ 1,841,496,050	$ 866,714,563
Other Information Shares
Sold	147,072,332	72,407,881
Issued in reinvestment of distributions	71,283	780,418
Redeemed	(24,910,873)	(21,260,138)
Net increase (decrease)	122,232,742	51,928,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 5.35	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.07	.09	.08	- I
Net realized and unrealized gain (loss)	(.24)	3.07	(4.16)	(.37)	.06
Total from investment operations	(.23)	3.14	(4.07)	(.29)	.06
Distributions from net investment income	(.01)	(.06)	(.10)	(.04)	-
Distributions from net realized gain	-	(.01)	(.03)	(.19)	-
Total distributions	(.01)	(.07)	(.12) J	(.23)	-
Net asset value, end of period	$ 8.18	$ 8.42	$ 5.35	$ 9.54	$ 10.06
Total Return B,C	(2.80)%	58.71%	(42.95)%	(3.11)%	.60%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.25%	.26%	.27% A
Expenses net of contractual waivers	.00% A,K	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00% A,K	.00%	.00%	.00%	.00% A
Net investment income (loss)	.29% A	.91%	1.18%	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,841,496	$ 866,715	$ 272,958	$ 155,557	$ 64,427
Portfolio turnover rate E	85% A	45%	35%	82%	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 29, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its porportionate share of expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

K Amount represents less than .01% per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers U.S. Opportunity Fund (the Fund) (formerly PAS U.S. Opportunity Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,001,536
Gross unrealized depreciation	(69,156,301)
Net unrealized appreciation (depreciation)	$ 2,845,235

Tax cost	$ 1,838,615,921

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,647,045,215 and $587,239,250, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed 0.95% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. The waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in underlying funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

Prior to August 23, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund had agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $529 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit. Effective September 8, 2010, the Fund resumed participation in the line of credit.

6. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010, Strategic Advisers had contractually agreed to reimburse the Fund to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,757,405.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $71.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Industrial Equipment Portfolio	23%
Fidelity Pharmaceuticals Portfolio	22%
Fidelity Multimedia Portfolio	20%
Fidelity Industrials Portfolio	18%
Fidelity Transportation Portfolio	12%
Fidelity Retailing Portfolio	11%
Fidelity Communications Equipment Portfolio	10%

8. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS U.S. Opportunity Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS U.S. Opportunity Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS U.S. Opportunity Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS U.S. Opportunity Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers U.S. Opportunity Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contract and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) under the Advisory Contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both proprietary fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by Strategic Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 0.95%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SUO-SANN-1010
1.912875.100

Strategic Advisers® U.S. Opportunity II Fund

(formerly PAS U.S. Opportunity Fidelity
Fund of Funds®)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Note to shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent semiannual report or annual report on Fidelity's website at http://www.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

As communicated to shareholders in recent months, Fidelity Portfolio Advisory Service® (PAS®) has made a structural change to its fund of funds products.

On August 9, 2010, shareholders approved the reorganization of the PAS Funds of Funds (the PAS Funds) into new funds that have the ability to invest in individual securities through sub-advisers, and may provide access to investment styles that may not have been available to the PAS Funds. Previously, the PAS Funds were limited to investing in mutual funds and, in some cases, exchange-traded funds (ETFs). The new funds assumed different expense structures and names, but their investment objectives did not change. Management may employ sub-advisers to manage a portion of the assets of certain funds in the future.

The reorganization of PAS U.S. Opportunity Fidelity Fund of Funds® into Strategic Advisers® U.S. Opportunity II Fund was completed after the close of business on August 20, 2010.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.00%	$ 1,000.00	$ 970.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees and changes to contractual expense limitations, effective August 23, 2010, had been in effect during the entire period, the annualized expense ratio would have been .03% and the expenses paid in the actual and hypothetical examples above would have been $.15 and $.15, respectively.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Consumer Staples Fund Institutional Class	9.2	10.2*
Fidelity Mega Cap Stock Fund Institutional Class	6.2	0.0
Fidelity Software & Computer Services Portfolio	5.6	5.5
Fidelity Telecom and Utilities Fund	5.3	2.8
Fidelity Technology Portfolio	5.0	6.3
Fidelity Pharmaceuticals Portfolio	4.4	3.6
Fidelity Natural Resources Portfolio	4.3	0.5
Fidelity Industrials Portfolio	4.3	4.2
Fidelity Leisure Portfolio	4.1	2.1
Fidelity Medical Delivery Portfolio	3.7	4.8
	52.1
* Amount represents investment in a different class of the Fund.
Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Sector Funds 91.1%	Sector Funds 93.4%
Large Blend Funds 6.2%	Large Blend Funds 2.1%
Large Growth Funds 2.7%	Large Value Funds 3.2%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 0.8%
Large Value Funds 0.0%	Large Growth Funds 0.5%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 97.0%
	Shares	Value
Large Blend Funds - 6.2%
Fidelity Mega Cap Stock Fund Institutional Class	3,744,005	$ 30,476,200
Large Growth Funds - 2.7%
Fidelity Contrafund	238,869	13,486,519
Sector Funds - 88.1%
Fidelity Advisor Consumer Staples Fund Institutional Class	750,846	45,486,228
Fidelity Advisor Materials Fund Institutional Class	34,487	1,802,974
Fidelity Air Transportation Portfolio (a)	183,291	6,501,320
Fidelity Banking Portfolio	621,091	9,192,141
Fidelity Biotechnology Portfolio (a)	3,522	218,287
Fidelity Chemicals Portfolio	171,159	12,604,114
Fidelity Communications Equipment Portfolio	161,490	3,342,834
Fidelity Computers Portfolio (a)	252,862	10,918,569
Fidelity Consumer Discretionary Portfolio	350,007	6,734,126
Fidelity Defense & Aerospace Portfolio	259,345	15,775,949
Fidelity Energy Portfolio	329,090	12,604,139
Fidelity Energy Service Portfolio	144,354	7,357,724
Fidelity Financial Services Portfolio	107,430	5,543,375
Fidelity Gold Portfolio	156,772	7,736,679
Fidelity Health Care Portfolio	102,226	10,274,732
Fidelity Industrial Equipment Portfolio	199,284	5,101,675
Fidelity Industrials Portfolio	1,152,270	21,190,249
Fidelity Insurance Portfolio	446,418	18,204,929
Fidelity IT Services Portfolio (a)	601,358	10,072,751
Fidelity Leisure Portfolio	274,311	20,054,908
Fidelity Medical Delivery Portfolio (a)	468,312	18,320,348
Fidelity Medical Equipment & Systems Portfolio (a)	295,429	6,484,663
Fidelity Multimedia Portfolio	264,100	9,264,638
Fidelity Natural Resources Portfolio	838,702	21,378,520
Fidelity Pharmaceuticals Portfolio	2,001,866	21,540,074
Fidelity Real Estate Investment Portfolio	617,626	14,180,686
Fidelity Retailing Portfolio	329,009	13,601,232
Fidelity Software & Computer Services Portfolio (a)	388,182	27,483,301
Fidelity Technology Portfolio (a)	337,407	24,698,220
Fidelity Telecom and Utilities Fund	1,790,457	26,176,477
Fidelity Telecommunications Portfolio	154,336	6,167,280
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Transportation Portfolio	97,459	$ 4,395,392
Fidelity Utilities Portfolio	237,151	10,923,187
TOTAL SECTOR FUNDS		435,331,721
TOTAL EQUITY FUNDS (Cost $492,180,995)		479,294,440
Fixed-Income Funds - 3.0%

Sector Funds - 3.0%
Fidelity Real Estate Income Fund (Cost $14,262,732)	1,466,884	14,668,836
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $506,443,727)		493,963,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,637)
NET ASSETS - 100%		$ 493,960,639
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $92,423,783 of which $61,373,935 and $31,049,848 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $506,443,727) - See accompanying schedule		$ 493,963,276
Receivable for investments sold		139,893
Receivable for fund shares sold		232,266
Total assets		494,335,435

Liabilities
Payable for fund shares redeemed	$ 372,160
Other affiliated payables	1,396
Other payables and accrued expenses	1,240
Total liabilities		374,796

Net Assets		$ 493,960,639
Net Assets consist of:
Paid in capital		$ 586,776,750
Undistributed net investment income		967,574
Accumulated undistributed net realized gain (loss) on investments		(81,303,234)
Net unrealized appreciation (depreciation) on investments		(12,480,451)
Net Assets, for 61,779,845 shares outstanding		$ 493,960,639
Net Asset Value, offering price and redemption price per share ($493,960,639 ÷ 61,779,845 shares)		$ 8.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends from underlying funds		$ 970,310

Expenses
Management fee	$ 664,815
Accounting fees and expenses	1,396
Custodian fees and expenses	689
Independent trustees' compensation	2,085
Audit	552
Total expenses before reductions	669,537
Expense reductions	(666,801)	2,736
Net investment income (loss)		967,574
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,903,266
Realized gain distributions from underlying funds	1,070,510	12,973,776
Change in net unrealized appreciation (depreciation) on underlying funds		(29,941,430)
Net gain (loss)		(16,967,654)
Net increase (decrease) in net assets resulting from operations		$ (16,000,080)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 967,574	$ 3,780,862
Net realized gain (loss)	12,973,776	5,652,732
Change in net unrealized appreciation (depreciation)	(29,941,430)	150,984,615
Net increase (decrease) in net assets resulting from operations	(16,000,080)	160,418,209
Distributions to shareholders from net investment income	-	(3,806,607)
Distributions to shareholders from net realized gain	-	(613,969)
Total distributions	-	(4,420,576)
Share transactions Proceeds from sales of shares	50,346,262	175,113,501
Reinvestment of distributions	-	4,403,346
Cost of shares redeemed	(47,487,981)	(100,186,289)
Net increase (decrease) in net assets resulting from share transactions	2,858,281	79,330,558
Total increase (decrease) in net assets	(13,141,799)	235,328,191

Net Assets
Beginning of period	507,102,438	271,774,247
End of period (including undistributed net investment income of $967,574 and undistributed net investment income of $0, respectively)	$ 493,960,639	$ 507,102,438
Other Information Shares
Sold	5,901,671	23,749,948
Issued in reinvestment of distributions	-	529,249
Redeemed	(5,628,574)	(14,552,909)
Net increase (decrease)	273,097	9,726,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 5.25	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.07	.10	.09
Net realized and unrealized gain (loss)	(.26)	2.99	(4.27)	(.20)
Total from investment operations	(.24)	3.06	(4.17)	(.11)
Distributions from net investment income	-	(.06)	(.10)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.28)
Return of capital	-	-	-	(.02)
Total distributions	-	(.07)	(.11)	(.36)
Net asset value, end of period	$ 8.00	$ 8.24	$ 5.25	$ 9.53
Total Return B, C	(2.91)%	58.31%	(43.90)%	(1.46)%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.25%	.26% A
Expenses net of contractual waivers	.00% A,H	.00%	.00%	.00% A
Expenses net of all reductions	.00% A,H	.00%	.00%	.00% A
Net investment income (loss)	.36% A	.94%	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 493,961	$ 507,102	$ 271,774	$ 387,625
Portfolio turnover rate E	95% A	48%	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Strategic Advisers U.S. Opportunity II Fund (the Fund) (formerly PAS U.S. Opportunity Fidelity Fund of Funds) is a fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Rutland Square Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated mutual funds (the Underlying Funds). The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,779,906
Gross unrealized depreciation	(34,483,464)
Net unrealized appreciation (depreciation)	$ (13,703,558)

Tax cost	$ 507,666,834

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $252,059,512 and $247,160,511, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. Effective August 23, 2010, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed .95% of the Fund's average daily net assets. For the period August 23, 2010 to August 31, 2010, the annual management fee rate remained at .25% as the Fund did not have any sub-advisers. Effective August 23, 2010, all other expenses of the Fund are paid by the Fund.

Prior to August 23, 2010, the management fee was computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, paid all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. This waiver was in effect during the entire period from March 1, 2010 to August 31, 2010.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 23, 2010, FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

In addition to waiving its management fee, prior to August 23, 2010 Strategic Advisers had contractually agreed to reimburse the Fund to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, were excluded from this reimbursement. This contractual reimbursement was eliminated effective August 23, 2010. During the period, this waiver and reimbursement reduced the Fund's expenses by $666,801.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 12% and 13% of the total outstanding shares of Fidelity Insurance Portfolio and Fidelity IT Services Portfolio, respectively.

7. Reorganization.

At the close of business on August 20, 2010, the Fund, a fund of Fidelity Rutland Square Trust II, assumed all of the assets and all of the liabilities of the PAS U.S. Opportunity Fidelity Fund of Funds, a fund of Fidelity Rutland Square Trust, pursuant to an Agreement and Plan of Reorganization (Reorganization) approved by the Board of Trustees on March 4, 2010 and by the shareholders of PAS U.S. Opportunity Fidelity Fund of Funds on August 9, 2010. All of the assets and liabilities of PAS U.S. Opportunity Fidelity Fund of Funds were transferred in exchange solely for the number of equivalent shares of the Fund at the same aggregate net asset value as the outstanding shares of PAS U.S. Opportunity Fidelity Fund of Funds at the close of business on August 20, 2010. The Reorganization qualified as a tax-free transaction with no gain or loss recognized by the Fund or its shareholders. All legal and other expenses associated with the Reorganization will be paid by Strategic Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers U.S. Opportunity II Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contract and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) under the Advisory Contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both proprietary fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by Strategic Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 0.95%. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SUI-SANN-1010
1.912851.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 5, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	November 5, 2010